Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense for the six months ended June 30, 2024 and 2025 are as follows::

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)
Current income tax expenses	112	11
Deferred income tax expenses	2,500	1,291
Total	2,612	1,302

Schedule of Reconciliation of the Actual Income Tax Expense

A reconciliation of the actual income tax expense to the amount computed by applying the PRC statutory income tax rate of 25% to (income) loss before tax is as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)
(Income)/loss before income tax	(4,795)	42,353
Expected taxation at PRC statutory tax rate	1,199	(10,588)
Parent-subsidiary tax rate differential	-	9,285
Effect of tax rate differences	(1,496)	(61)
Additional deduction for R&D expenses	(530)	(383)
Impact of tax rate change on deferred taxes	1,049	2,602
Non-deductible expenses	8	18
Prior year income tax differences	-	2
Change in valuation allowance	2,382	427
Income tax expenses	2,612	1,302

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Net operating loss carryforward	31,334	31,234
Advertisement expense	37	37
Impairment/disposal of property and equipment	6,954	7,071
Deferred revenue	7,385	7,385
GAAP difference-others	(172)	(57)
Allowance for credit losses	517	797
Net deferred tax liabilities offset	(3,517)	(3,501)
Less: Valuation allowance	(42,538)	(42,966)
Total deferred tax assets, net	-	-
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Unbilled revenue	(4,143)	(5,418)
Total deferred tax liabilities	(4,143)	(5,418)
Deferred tax assets offset	3,517	3,501
Net deferred tax liabilities	(626)	(1,917)

Schedule of the Group Recognized Valuation Allowances

Changes in valuation allowance are as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Beginning balance	41,378	42,538
Additions	3,916	1,677
Decreases	(2,756)	(1,249)
Ending balance	42,538	42,966

Schedule of Net Operating Loss (“NOL”) Carryforwards

As of June 30, 2025, net operating loss (“NOL”) carryforwards from PRC will expire, if unused, in the following amounts:

NOL Carryforward
Expiry Year	(RMB in thousands)
2026	3,884
2027	16,745
2028	12,369
2029	19,715
2030	55,954
2031	9,223
2032	18,311
2033	12,022
2034	14,086
2035	3,154
Total	165,463